Business combinations, Acquisition of HPE Software Business (Details) - USD ($) $ in Thousands		Sep. 01, 2017	Oct. 31, 2018	Apr. 30, 2017
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Goodwill			$ 4,863,962	$ 392,436
Consideration			6,530,832	299,061
Consideration satisfied by [Abstract]
Shares			6,514,170	0
Carrying Value at Acquisition [Member]
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Net (liabilities)/assets			(2,490,868)	147,878
Fair Value Adjustments [Member]
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Net (liabilities)/assets			4,157,738	$ (241,253)
HPE Software Business [Member]
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Intangible assets		$ 6,539,825
Property, plant and equipment		160,118
Other non-current assets		41,929
Inventories		185
Trade and other receivables		721,009
Current tax recoverable		496
Cash and cash equivalents		320,729
Trade and other payables		(685,239)
Current tax liabilities		(9,942)
Borrowings		(2,547,604)
Short-term provisions		(30,182)
Short-term deferred income		(643,165)
Long-term deferred income		(108,206)
Long-term provisions		(38,983)
Retirement benefit obligations		(71,445)
Other non-current liabilities		(40,276)
Deferred tax liabilities		(1,953,453)
Net (liabilities)/assets		1,655,796
Goodwill		4,858,374	4,858,374
Consideration		6,514,170	6,514,170
Consideration satisfied by [Abstract]
Shares		$ 6,514,170	6,514,170
Number of shares issued (in shares)		222,166,897
Percentage of shares issued as part of acquisition on fully diluted share capital		50.10%
Acquisition costs		$ 70,100
Repayment of working capital		225,800
Net provision for impairment of trade receivables		21,500
HPE Software Business [Member] | Carrying Value at Acquisition [Member]
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Intangible assets		72,825
Property, plant and equipment		160,118
Other non-current assets		41,929
Inventories		185
Trade and other receivables		721,009
Current tax recoverable		496
Cash and cash equivalents		320,729
Trade and other payables		(686,855)
Current tax liabilities		(9,942)
Borrowings		(2,547,604)
Short-term provisions		(30,182)
Short-term deferred income		(701,169)
Long-term deferred income		(116,858)
Long-term provisions		(38,983)
Retirement benefit obligations		(71,445)
Other non-current liabilities		(52,421)
Deferred tax liabilities		450,252
Net (liabilities)/assets		(2,487,916)	(2,487,916)
Goodwill		0
HPE Software Business [Member] | Fair Value Adjustments [Member]
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Intangible assets	[1]	6,467,000
Property, plant and equipment		0
Other non-current assets		0
Inventories		0
Trade and other receivables		0
Current tax recoverable		0
Cash and cash equivalents		0
Trade and other payables		1,616
Current tax liabilities		0
Borrowings		0
Short-term provisions		0
Short-term deferred income	[2]	58,004
Long-term deferred income	[2]	8,652
Long-term provisions		0
Retirement benefit obligations		0
Other non-current liabilities		12,145
Deferred tax liabilities	[3]	(2,403,705)
Net (liabilities)/assets		4,143,712	$ 4,143,712
HPE Software Business [Member] | Fair Value Adjustments [Member] | Technology [Member]
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Intangible assets		1,809,000
HPE Software Business [Member] | Fair Value Adjustments [Member] | Customer Relationships [Member]
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Intangible assets		4,480,000
HPE Software Business [Member] | Fair Value Adjustments [Member] | Trade Names [Member]
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Intangible assets		163,000
HPE Software Business [Member] | Fair Value Adjustments [Member] | Leases [Member]
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Intangible assets		$ 15,000

[1]	Purchased intangible assets have been valued based on a market participant point of view and the fair value has been based on various characteristics of the product lines and intangible assets of The HPE Software business;
[2]	Deferred income has been valued taking account of the remaining performance obligations;
[3]	A deferred tax liability has been established relating to the purchase of intangibles.